EXPLORATION AND EVALUATION ASSETS - Fourmile Basin Property (Details) - Fourmile Basin										12 Months Ended
	Oct. 24, 2022 USD ($)	Jun. 18, 2022 USD ($)	Dec. 18, 2021 USD ($)	Oct. 24, 2021 USD ($)	Jun. 18, 2021 USD ($)	Dec. 18, 2020 USD ($) shares	Nov. 07, 2020 USD ($)	Oct. 24, 2020 USD ($)	Jun. 18, 2020 USD ($) shares	Dec. 31, 2021 USD ($) T	Dec. 31, 2021 CAD ($) T	Oct. 24, 2024 USD ($)	Oct. 24, 2023 USD ($)
Fourmile Mineral Lease
E&E ASSETS
Primary term of the lease									35 years
Maximum extension term of the lease										50 years	50 years
Pre-production payments made in cash		$ 15,000	$ 10,000		$ 10,000	$ 5,000			$ 25,000
Pre-production payments made in shares | shares						33,333			33,333
Pre-production payments to be made 24 months after Effective Date (June 18, 2022)										$ 20,000
Minimum exploration costs to be incurred, Year 1 from Effective Date, Fulfilled									$ 30,000
Minimum exploration costs to be incurred, Year 2 to Year 3 from Effective Date									$ 50,000
Minimum exploration costs to be incurred, Year 2 to Year 3 from Effective Date, Fulfilled											$ 34,000
Percentage of net smelter return royalty										2.00%	2.00%
Percentage of net smelter return royalty for third-pay claims										0.50%	0.50%
Reduction in net smelter return royalty upon payment of specified amount										50.00%	50.00%
Percentage of net smelter return royalty for third-pay claims upon payment of specified amount										0.25%	0.25%
Threshold minimum production royalties to be paid per quarter										$ 25,000
Fourmile Mineral Lease | La Cuesta International, Inc. ("LCI")
E&E ASSETS
Percentage of claims owned										100.00%	100.00%
Payment to reduce net smelter return royalty										$ 10,000,000
Percentage of net smelter return royalty upon payment of specified amount										1.00%	1.00%
NexGen Lease
E&E ASSETS
Required work commitment expenditures fulfilled	$ 15,000			$ 10,000				$ 5,000		$ 10,000
Required work commitment expenditures to be fulfilled on October 24, 2023													$ 20,000
Required work commitment expenditures to be fulfilled on October 24, 2024 and every year thereafter												$ 20,000
Minimum sustained rate of production per day (in tons) | T										100	100
Amount of work expenditures incurred by a prior lessee agreed to be applied against the Company's expenditure requirements							$ 40,000
Amount of October 2023 expenditures satisfied by applying prior lessee's work expenditure by NexGen										$ 10,000
Advance royalty payments made				$ 15,000				$ 10,000
Advance royalty payments to be made, October 24, 2022										20,000
Advance royalty payments to be made, October 24, 2023 and every year thereafter										$ 25,000
Percentage of net smelter return royalty that can be bought										2.00%	2.00%
Purchase price of the first 1% of net smelter return royalty that can be bought										$ 250,000
Purchase price of the remaining 1% of net smelter return royalty that can be bought										$ 500,000